INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2020
INCOME TAXES
Summary of reconciliations of the statutory income tax rate and the Company's effective income tax rate

	For the Years Ended October 31,
	2020	2019	2018
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong company	(16.5)%	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs in the PRC companies	(9.8)%	0.0%	(0.4)%
Effect of non-deductible expenses in the PRC companies	1.4%	32.5%	0.0%
Total	16.6%	57.5%*	24.6%

*It primarily represents TRX ZJ’s branches and subsidiaries’ loss of approximately $720,000 (RMB 4,963,479) that are not deductible in TRX’s income tax return.